Stock Compensation Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Compensation Expenses [Abstract]
STOCK COMPENSATION EXPENSES

NOTE 19 – STOCK COMPENSATION EXPENSES

Stock Options issued to Employees: The Company grants shares of the Company’s common stock, par value $ 0.0001 to certain employees under the Company’s 2016 Stock Incentive Plan (the “Plan”). The price at which the Grantee is entitled to purchase the Shares upon the exercise of the Option (the “Option Price”) is $ 5.00 per Share. The Shares vest twenty percent (20%) as of the Grant Date, with the balance of the shares vesting in four equal annual installments on the first, second, third and fourth anniversaries of the Grant Date provided that the Grantee remains in the Continuous Employment of the Company or any of its subsidiaries or affiliates, as defined and provided for in the Plan. The Options, to the extent vested and not exercised, shall expire five (5) years from the Grant Date.

Restricted Stock Units (“RSUs”): issued to Employees: The Company grants restricted shares of the Company’s common stock, $ 0.0001 per value to certain employees under the Plan. The grant of restricted shares is made in consideration of services to be rendered by the Grantee to the Company. The RSUS vest twenty percent (20%) as of the Grant Date, with the balance of the RSU vesting in four equal annual installments on the first, second, third and fourth anniversaries of the Grant Date, subject to the Grantee’s continued employment by the Company, as provided for in the Plan. Unvested portions of the RSU Award may not be transferred at any time, except to the extent provided for in the Plan. Until the RSU granted under the Plan vests in accordance with the terms hereof, the Grantee shall have no rights as a stockholder (including, without limitation, voting and dividend rights) with respect to any of the shares of common stock covered by the RSU.

Stock Options issued to Doctors/Proctors/Advisors (“Advisors”): The Company issues shares of the Company’s common stock (“Advisory Shares”) to retain and compensate certain Advisors for performing services for the Company and in exchange for the compensation, which is issued in a phased manner as determined by the company. The “Services” include but are not limited to (a) providing proctoring and medical advisory services, (b) advising the Company on the development of surgical robotics procedures and improvements in design and technology (c) participation in case of observation and performance of live surgeries, and (d) disseminating information about the Company’s products in various scientific meetings and surgical robotic conferences globally (e) investor’s digital marketing support. The Company issues such Advisory Shares in a phased manner commensurate with the period over which the services are to be performed, as determined by the Company.

Stock Options

Stock options activity for the period ended September 30, 2025, was as follows:

	Number of shares subject to options	Weighted average grant date fair value per share
Unvested balance as of December 31, 2024	2,536,776	$3.41
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested balance as of September 30, 2025	2,536,776	$3.41

	Number of shares subject to options	Weighted average grant date fair value per share
Exercisable balance as of September 30, 2025	5,041,405	$2.06

During the nine months ended September 30, 2025, no stock options vested. Further there were no stock options issued during the period ending September 30, 2025.

RSUs

RSU activity for the period ended September 30, 2025, was as follows:

	Number of shares subject to RSAs	Weighted average grant date fair value per share
Unvested balance as of December 31, 2024	2,117,598	$7.76
Granted	-	-
Vested	-	-
Forfeited	510,266	$7.76
Unvested balance as of September 30, 2025	1,607,332	$7.76

During the nine months ended September 30, 2025, no RSAs are vested. Further, there were no RSAs issued during the nine months ended September 30, 2025.

Advisory Shares

Common stock issued to Advisors as advisory shares during the period as follows:

Grant dates	Fair value on grant date	Unvested shares in the beginning	Shares granted during the year	Shares vested during the period	Unvested shares at the end of the period
31-Oct-23	8.99	39,147	-	3,454	35,693
31-Oct-23	8.99	5,270	-	465	4,805
31-Oct-23	8.99	4,193	-	370	3,823
31-Oct-23	8.99	16,533	-	1,459	15,074
15-Apr-25	9.15	-	1,639	1,639	-
30-Apr-25	10.89	-	20,000	20,000	-
16-May-25	9.84	-	20,000	20,000	-
		65,143	41,639	47,387	59,395

During the nine months ended September 30, 2025, 25,639 advisory shares were issued to Advisors having total common stock value of $255,357.

The aggregate vesting date fair value of advisory shares vested was $481,270 and $418,694 during the nine months ended September 30, 2025 and year ended December 31, 2024, respectively.

Stock compensation expenses

During the nine months ended September 30, 2025 and September 30, 2024, the Company has recorded share compensation expense of $6,104,670 and $12,003,897, respectively, in relation to stock options, RSAs and advisory shares as follows:

	September 30, 2025	September 30, 2024
Stock options	2,156,676	6,821,384
Restricted stock units (RSU)	2,986,730	4,185,814
Advisory shares	961,264	996,699
Total stock compensation expenses	6,104,670	12,003,897

Stock option model and assumptions

The Black-Scholes-Merton option pricing model is used to estimate the fair value of stock options and RSU granted under the Company’s share based compensation plans and the rights to acquire stock granted under the stock options plans. The weighted-average estimated fair values of stock options and the rights to acquire stock as well as the weighted-average assumptions used in calculating the fair values of stock options and the rights to acquire stock that were granted during the period ending September 30, 2025, were as follows:

		Nine months ended September 30, 2025
Grant date	Stock Options February 13, 2024	Stock Options November 27, 2023	Restricted stock awards November 27, 2023
Fair value on grant date	$1.39	$3.41	$7.76
Risk free interest rate	4.40%	4.40%	4.40%
Expected volatility	24.96%	18.50%	18.50%
Exercise prices	$5.00	$5.00	0.0001
Share price on the grant date	$5.50	$7.76	$7.76
Expected term of vesting	2.5 years	4 years	4 years

As share-based compensation expense recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss during the nine months ended September 30 2025, and September 30, 2024, is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures, if any.

As of September 30, 2025, there was $6,493,729, $9,363,209 of total unrecognized compensation expense related to unvested stock options and restricted stock units to acquire common stock under the 2016 Inventive Stock Plan, respectively. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 2.16 years for unvested stock options and restricted stock units for rights granted to acquire common stock under 2016 Incentive Stock Plan.

NOTE 20 – STOCK COMPENSATION EXPENSES

Stock options to Employees: The Company grants shares of the Company’s common stock, par value $ 0.0001 to certain employees under the Company’s 2016 stock incentive plan. The price at which the Grantee shall be entitled to purchase the Shares upon the exercise of the Option (the “Option Price”) shall be US $ 5.00 per Share. The Shares shall vest as to twenty percent (20%) of the shares covered thereunder as of the Grant Date, with the balance of the shares covered thereunder vesting in four equal annual installments on the first, second, third and fourth anniversaries of the Grant Date provided that the Grantee remains in the Continuous Employment of the Company or any of its subsidiaries or affiliates, as defined and provided for in the Plan. The Options, to the extent vested and not exercised, shall expire five (5) years from the Grant Date.

Restricted Stock Award to Employees: The Company grants restricted shares of the Company’s common stock, $ 0.0001 per value to certain employees under the company’s 2016 stock incentive plan. The grant of restricted share is made in consideration of services to be rendered by the Grantee to the Company. The Restricted Stock Award shall vest as to twenty percent (20%) of the Restricted Shares covered thereunder as of the Grant Date, with the balance of the Restricted Shares covered thereunder vesting in four equal annual installments on the first, second, third and fourth anniversaries of the Grant Date, subject to the Grantee’s continued employment by the Company, as provided for in the Plan. Unvested portions of the Restricted Stock Award may not be transferred at any time, except to the extent provided for in the Plan. Until the Restricted Stock Award granted under this Agreement vests in accordance with the terms hereof, the Grantee shall have no rights as a shareholder (including, without limitation, voting and dividend rights) with respect to any of the Restricted Shares covered by the Restricted Stock Award.

Stock Options issued to Doctors/Proctors/Advisors (“Advisor’s”): The Company issues shares of the Company’s common stock (“Advisory Shares”) to retain and compensate certain Advisors for performing services for the Company and in exchange for the compensation, which is issued in a phased manner as determined by the company. The “Services” include but are not limited to (a) providing proctoring and medical advisory services, (b) advising the Company on the development of surgical robotics procedures and improvements in design and technology (c) participation in case of observation and performance of live surgeries, and (d) disseminating information about the Company’s products in various scientific meetings and surgical robotic conferences globally (e) investor’s digital marketing support. The Company issues such Advisory Shares in a phased manner commensurate with the period over which the services are to be performed, as determined by the Company.

Stock Options

Stock options activity for the year ended December 31, 2024, was as follows:

	Number of Shares Options	Weighted average grant date fair value per share
Unvested balance as of December 31, 2023	3,382,368	$3.41
Granted	3,350,221	$1.39
Vested	4,195,813	$1.79
Forfeited	-	-
Unvested balance as of December 31, 2024	2,536,776	$3.41

	Number of Shares Options	Weighted average grant date fair value per share
Exercisable balance as of December 31, 2024	5,041,405	$2.06

Stock options activity for the year ended December 31, 2023, was as follows:

	Number of shares options	Weighted average grant date fair value
Unvested balance as of December 31, 2022	-	-
Granted	4,227,960	$3.41
Vested	845,592	$3.41
Forfeited	-	-
Unvested balance as of December 31, 2023	3,382,368	$3.41
	Number of Shares Options	Weighted average grant date fair value per share
Exercisable balance as of December 31, 2023	845,592	$3.41

The aggregate fair value of the stock options vested was $7,540,276 and $2,883,469 during the year December 31, 2024 and 2023 respectively. The options vested during the year were not exercised at the end of the year December 31, 2024. Further there were no stock options issued during the year December 31, 2024.

Restricted Stock Awards (RSA)

Restricted Stock Awards activity for the year ended December 31, 2024, was as follows:

	Number of Shares RSAs	Weighted average grant date fair value per share
Unvested balance as of December 31, 2023	2,874,223	$7.76
Granted	-	-
Vested	705,865	$7.76
Forfeited	50,760	7.76
Unvested balance as of December 31, 2024	2,117,598	$7.76

	Number of Shares RSAs	Weighted average grant date fair value per share
Exercisable balance as of December 31, 2024	-	-

Restricted Stock Awards activity for the year ended December 31, 2023, was as follows:

	Number of Shares RSAs	Weighted average grant date fair value per share
Unvested balance as of December 31, 2022	-	-
Granted	3,592,779	$7.76
Vested	718,556	$7.76
Forfeited	-	-
Unvested balance as of December 31, 2023	2,874,223	$7.76

	Number of Shares RSAs	Weighted average grant date fair value per share
Exercisable balance as of December 31, 2023	-	-

During the year ending December 31, 2024, 705,865 RSU were exercised and issued to employees of total common stock of $5,477,512.

The aggregate vesting date fair value of RSUs vested was $5,477,512 and $5,575,995 during the years ended December 31, 2024, and 2023 respectively.

Advisory shares:

Common stock issued to consultants as advisory shares during the year as follows:

Grant dates	Fair value on grant date	Unvested shares in the beginning	Shares granted during the year	Option vested	Unvested share at year end
1-Jun-23	8.15	5,000	-	5,000	-
31-Oct-23	8.99	52,963	-	13,816	39,147
31-Oct-23	8.99	7,130	-	1,860	5,270
31-Oct-23	8.99	5,673	-	1,480	4,193
31-Oct-23	8.99	22,368	-	5,835	16,533
1-Mar-24	6.75	-	15,000	15,000	-
21-Aug-24	0.32	-	10,000	10,000	-
31-Aug-24	0.32	-	50,000	50,000	-
31-Aug-24	0.32	-	50,000	50,000	-
31-Aug-24	0.32	-	5,000	5,000	-
31-Aug-24	0.32	-	10,000	10,000	-
2-Dec-24	3.32	-	9,034	9,034
		93,134	149,034	177,025	65,143

During the year ending December 31, 2024, 149,034 advisory shares were exercised and issued to advisors of total common stock of $171,250.

The aggregate vesting date fair value of Advisory shares vested was $418,694 and $5,633,147 during the year ended December 31, 2024 and year ended December 31, 2023 respectively.

Stock compensation expenses

During the year ended December 31, 2024, the Company has recorded share compensation expense of $14,342,784 in relation to stock options, RSU and Advisory shares as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Stock options	7,546,149	3,152,066
Restricted stock units (RSU)	5,479,441	6,095,401
Advisory shares	1,317,194	476,025
Total stock compensation expenses	14,342,784	9,723,492

Stock option model & assumptions

The Black-Scholes-Merton option pricing model is used to estimate the fair value of stock options and RSU granted under the Company’s share-based compensation plans and the rights to acquire stock granted under the stock options plans. The weighted-average estimated fair values of stock options and the rights to acquire stock as well as the weighted-average assumptions used in calculating the fair values of stock options and the rights to acquire stock that were granted during the years ended December 31, 2024, and 2023, were as follows:

	Year ended December 31, 2024
	Stock Options	Stock Options	Restricted stock awards
Grant date	February 13, 2024	November 27, 2023	November 27, 2023
Fair value on grant date	$1.39	$3.41	$7.76
Risk free interest rate	4.40%	4.40%	4.40%
Expected volatility	25.00%	18.50%	18.50%
Exercise prices	$5.00	$5.00	$0.0001
Share price on the grant date	$5.50	$7.76	$7.76
Expected term of vesting	2.5 years	4 years	4 years

As share-based compensation expense recognized in the Consolidated Statements of operations and comprehensive loss during the years ended December 31, 2024, and 2023, is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures, if any.

As of December 31, 2024, there was $8,650,405, $16,432,560 (December 31, 2023: $11,265,277, $21,784,566) of total unrecognized compensation expense related to unvested stock options and restricted stock units respectively, to acquire common stock under the 2016 Inventive Stock plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 2.91 years for unvested stock options and restricted stock units for rights granted to acquire common stock under 2016 Incentive Stock Plan.